EXHIBIT 99.2:
Copy of the unaudited condensed consolidated balance sheets as of March 31, 2006 and
December 31, 2005, the unaudited condensed consolidated statements of operations and comprehensive income for the three months ended March 31, 2006 and March 31, 2005, the unaudited condensed consolidated statements of cash flows for the three months ended March 31,
2006 and March 31, 2005, all of Financial Security Assurance Inc. and its subsidiaries are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q of
Financial Security Assurance Holdings Ltd., as filed with the Commission on May 15, 2006.